Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 31,300,000		$ 24,700,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Income Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 23,626,047		$ 28,978,763
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	8,900,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	119,100,000
Reduction Of Payroll Taxes	120,000		$ 177,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	5,900,000
Amount of unrecognized tax benefits.	$ 890,000,000